Share based payments - Additional information (Details) £ / shares in Units, £ in Thousands		3 Months Ended		6 Months Ended
	Jan. 01, 2022 shares	Jun. 30, 2022 GBP (£) £ / shares	Jun. 30, 2021 GBP (£)	Jun. 30, 2022 GBP (£) shares £ / shares	Jun. 30, 2021 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based remuneration expenses | £		£ 10,126	£ 2,705	£ 13,686	£ 3,149
Share-based payment arrangement, shares withheld for tax withholding obligation (in shares)				374,887
Cash paid on net settlement of share based payments | £				£ 2,283	£ 0
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period				4 years
Exercised (in shares)				1,048,792
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period				3 years
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period				3 years
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period				4 years
Granted, weighted average exercise price of other equity instruments (GBP per share) | £ / shares		£ 10.32		£ 10.32
Weighted average remaining contractual life of outstanding other equity instruments				9 years
EMI Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options issued as replacement share options in share-based payment arrangement (in shares)	600,000
Exercised (in shares)				600,000